Note 13 - Derivative Financial Instruments (Details Textual)			1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Aug. 08, 2017 USD ($)	Nov. 30, 2019 T $ / T	Apr. 30, 2019 T $ / T	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 08, 2022	Oct. 12, 2021 USD ($)	Aug. 08, 2020	Apr. 09, 2020 USD ($)	Aug. 09, 2019	Jan. 31, 2019	Jul. 24, 2018 USD ($)
Derivative, Notional Amount								$ 30,000,000.0
Derivative, Number of Instruments Held, Total								4
Interest Rate Swap [Member] | HSBC Bank PLC [Member]
Derivative, Term of Contract (Year)		5 years
Derivative, Notional Amount		$ 5,000,000.0										$ 10,000,000.0		$ 10,000,000.0			$ 5,000,000.0
Derivative, Variable Interest Rate		1.93%
Derivative, Average Fixed Interest Rate		1.40%
Derivative, Fixed Interest Rate													1.85%		1.75%
Interest Rate Swap [Member] | HSBC Bank PLC [Member] | Forecast [Member]
Derivative, Fixed Interest Rate											2.32%
Freight Forward Agreements [Member]
Derivative, Number of Instruments Held, Total	1							4	5							4
Charter Equivalent Rate Per Day	$ 12,200
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | T			1,200	1,200
Underlying, Derivative Mass (in USD per US Ton) | $ / T			278.5	375.25
Freight Forward Agreements [Member] | HSBC Bank PLC [Member]
Derivative, Fixed Interest Rate												1.032%		0.737%			2.93%
Freight Forward Agreements 1 [Member]
Charter Equivalent Rate Per Day								$ 10,650	$ 9,800	$ 11,950
Freight Forward Agreements 2 [Member]
Charter Equivalent Rate Per Day							$ 11,250	11,050	12,000
Freight Forward Agreements 3 [Member]
Charter Equivalent Rate Per Day						$ 11,100		12,500	10,200
Freight Forward Agreements 4 [Member]
Charter Equivalent Rate Per Day					$ 11,350			12,550	12,000
Freight Forward Agreements 5 [Member]
Charter Equivalent Rate Per Day								$ 31,350	$ 9,500